Trade Accounts Payable and Others (Details) - Schedule of Trade Accounts Payable and Others - BRL (R$) R$ in Thousands	Jun. 30, 2023	Jun. 30, 2022
Schedule of Trade Accounts Payable and Others [Abstract]
Trade accounts payable	R$ 61,972	R$ 80,426
Taxes payable	26,321	25,894
Dividends payable	63,818	123,540
Advances to customers	21,802	21,953
Other liabilities	2,202	1,627
Total current	176,115	253,440
Taxes payable	28,140	17,742
Other liabilities	3,284	6,091
Total noncurrent	R$ 31,424	R$ 23,833